Intangible Assets/Liabilities Other Than Goodwill - Additional Details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible asset	$ 189,492	$ 191,664
Below Market Lease Net	22,141	27,074
Acquisition of intangible assets	10,200	2,092	0
Accrued expenses and other liabilities	107,320	64,199
Favorable lease terms
Intangible asset	21,782	21,782
Acquisition costs amortization of intangible assets	48,876	3,780
Unfavorable lease terms
Below Market Lease Net	9,405	9,405
Enresur - Navios Logistics
Date of acquisition	Mar. 19, 2013
Significant Acquisitions And Disposals Acquisition Costs Or Sale Proceeds	2,092
Two Companies - Navios Logistics
Date of acquisition	Dec. 15, 2014
Acquisition of intangible assets	10,200
Significant Acquisitions And Disposals Acquisition Costs Or Sale Proceeds	17,000
Accrued expenses and other liabilities	$ 6,800